UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 4748
Dreyfus Premier Fixed Income Funds
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 10/31
Date of reporting period: July 1, 2006-June 30, 2007

Item 1. Proxy Voting Record

Dreyfus Premier Fixed Income Fund

======================== DREYFUS PREMIER CORE BOND FUND ========================

NEXTEL PARTNERS, INC.

Ticker:	Security ID:	65333FAR8
Meeting Date: NOV 2, 2006		Meeting Type: Written Consent
Record Date: SEP 29, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE ADOPTION OF CERTAIN PROPOSED	None	For	Management
AMENDMENTS TO THE INDENTURES.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds
By:	/s/ J. David Officer
J. David Officer
President

Date:	August 21, 2007